Noncontrolling Interests	12 Months Ended
Dec. 31, 2012
Noncontrolling Interests

(23) Noncontrolling Interests

In July 2009, Genworth Canada, our indirect subsidiary, completed the initial public offering of its common shares and Brookfield Life Assurance Company Limited (“Brookfield”), our indirect wholly-owned subsidiary, beneficially owned 57.5% of the common shares of Genworth Canada.

In August 2010, Genworth Canada repurchased 12.3 million common shares for CAD$325 million through a substantial issuer bid. Brookfield participated in the issuer bid by making a proportionate tender and received CAD$187 million and Brookfield continued to hold approximately 57.5% of the outstanding common shares of Genworth Canada.

In June 2011, Genworth Canada repurchased approximately 6.2 million common shares for CAD$160 million through a substantial issuer bid. Brookfield participated in the issuer bid by making a proportionate tender and received CAD$90 million and Brookfield continued to hold approximately 57.5% of the outstanding common shares of Genworth Canada in June 2011.

In August 2011, we executed a non-cash intercompany transaction to increase the statutory capital in our U.S. mortgage insurance companies by contributing to those companies a portion of the common shares of Genworth Canada that were held by Brookfield outside of our U.S. mortgage insurance business, with an estimated market value of $375 million. We continue to hold approximately 57.5% of the outstanding common shares of Genworth Canada on a consolidated basis. In addition, Brookfield has the right, exercisable at its discretion, to purchase for cash these common shares of Genworth Canada from our U.S. mortgage insurance companies at the then-current market price. Brookfield also has a right of first refusal with respect to the transfer of these common shares of Genworth Canada by our U.S. mortgage insurance companies.

In 2012, 2011 and 2010, dividends of $50 million, $67 million and $43 million, respectively, were paid to the noncontrolling interests.